Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Condensed Consolidating Financial Information of Guarantor and Issuers of Registeres Guranteed Securities

Note 41 – Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities

The following condensed consolidating financial information presents the financial position of Popular, Inc. Holding Company (“PIHC”) (parent only), Popular North America, Inc. (“PNA”) and all other subsidiaries of the Corporation at December 31, 2018 and 2017, and the results of their operations and cash flows for the periods ended December 31, 2018, 2017 and 2016.

PNA is an operating, wholly-owned subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries: Equity One, Inc. and Popular Bank, including Popular Bank’s wholly-owned subsidiaries Popular Equipment Finance, Inc., Popular Insurance Agency, U.S.A., and E-LOAN, Inc.

PIHC fully and unconditionally guarantees all registered debt securities issued by PNA.

Condensed Consolidating Statement of Financial Condition

	At December 31, 2018
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$68,022	$-	$394,035	$(68,022)	$394,035
Money market investments	176,256	15,288	4,170,792	(191,288)	4,171,048
Trading account debt securities, at fair value	-	-	37,787	-	37,787
Debt securities available-for-sale, at
fair value	-	-	13,300,184	-	13,300,184
Debt securities held-to-maturity, at
amortized cost	8,726	2,835	90,014	-	101,575
Equity securities	6,693	20	149,012	(141)	155,584
Investment in subsidiaries	5,704,119	1,700,082	-	(7,404,201)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	51,422	-	51,422
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	32,678	-	26,625,080	5,955	26,663,713
Less - Unearned income	-	-	155,824	-	155,824
Allowance for loan losses	155	-	569,193	-	569,348
Total loans held-in-portfolio, net	32,523	-	25,900,063	5,955	25,938,541
Premises and equipment, net	3,394	-	566,414	-	569,808
Other real estate not covered under loss-
sharing agreements with the FDIC	146	-	136,559	-	136,705
Accrued income receivable	284	116	165,767	(145)	166,022
Mortgage servicing assets, at fair value	-	-	169,777	-	169,777
Other assets	76,073	27,639	1,626,119	(15,697)	1,714,134
Goodwill	-	-	671,123	(1)	671,122
Other intangible assets	6,559	-	20,274	-	26,833
Total assets	$6,082,795	$1,745,980	$47,449,342	$(7,673,540)	$47,604,577
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$9,217,058	$(68,022)	$9,149,036
Interest bearing	-	-	30,752,291	(191,288)	30,561,003
Total deposits	-	-	39,969,349	(259,310)	39,710,039
Assets sold under agreements to repurchase	-	-	281,529	-	281,529
Other short-term borrowings	-	-	42	-	42
Notes payable	584,851	94,063	577,188	-	1,256,102
Other liabilities	62,799	3,287	871,733	(16,011)	921,808
Total liabilities	647,650	97,350	41,699,841	(275,321)	42,169,520
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,043	2	56,307	(56,309)	1,043
Surplus	4,357,079	4,172,983	5,790,324	(9,954,780)	4,365,606
Retained earnings (accumulated deficit)	1,660,258	(2,479,503)	327,713	2,143,263	1,651,731
Treasury stock, at cost	(205,421)	-	-	(88)	(205,509)
Accumulated other comprehensive loss,
net of tax	(427,974)	(44,852)	(424,843)	469,695	(427,974)
Total stockholders' equity	5,435,145	1,648,630	5,749,501	(7,398,219)	5,435,057
Total liabilities and stockholders' equity	$6,082,795	$1,745,980	$47,449,342	$(7,673,540)	$47,604,577

Condensed Consolidating Statement of Financial Condition

	At December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$47,663	$462	$402,910	$(48,178)	$402,857
Money market investments	246,457	2,807	5,254,662	(248,807)	5,255,119
Trading account debt securities, at fair value	-	-	33,926	-	33,926
Debt securities available-for-sale, at
fair value	-	-	10,176,923	-	10,176,923
Debt securities held-to-maturity, at
amortized cost	8,726	4,472	93,821	-	107,019
Equity securities	5,109	20	160,075	(101)	165,103
Investment in subsidiaries	5,494,410	1,646,287	-	(7,140,697)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	132,395	-	132,395
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	33,221	-	24,384,251	5,955	24,423,427
Loans covered under loss-sharing
agreements with the FDIC	-	-	517,274	-	517,274
Less - Unearned income	-	-	130,633	-	130,633
Allowance for loan losses	266	-	623,160	-	623,426
Total loans held-in-portfolio, net	32,955	-	24,147,732	5,955	24,186,642
FDIC loss-share asset	-	-	45,192	-	45,192
Premises and equipment, net	3,365	-	543,777	-	547,142
Other real estate not covered under loss-sharing
agreements with the FDIC	-	-	169,260	-	169,260
Other real estate covered under loss-sharing
agreements with the FDIC	-	-	19,595	-	19,595
Accrued income receivable	369	112	213,574	(211)	213,844
Mortgage servicing assets, at fair value	-	-	168,031	-	168,031
Other assets	61,319	34,312	1,912,727	(17,035)	1,991,323
Goodwill	-	-	627,294	-	627,294
Other intangible assets	6,114	-	29,558	-	35,672
Total assets	$5,906,487	$1,688,472	$44,131,452	$(7,449,074)	$44,277,337
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$8,539,123	$(48,178)	$8,490,945
Interest bearing	-	-	27,211,370	(248,807)	26,962,563
Total deposits	-	-	35,750,493	(296,985)	35,453,508
Assets sold under agreements to repurchase	-	-	390,921	-	390,921
Other short-term borrowings	-	-	96,208	-	96,208
Notes payable	737,685	148,539	650,132	-	1,536,356
Other liabilities	64,813	5,276	1,641,383	(15,033)	1,696,439
Total liabilities	802,498	153,815	38,529,137	(312,018)	39,173,432
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,042	2	56,307	(56,309)	1,042
Surplus	4,289,976	4,100,848	5,728,978	(9,821,299)	4,298,503
Retained earnings (accumulated deficit)	1,203,521	(2,536,707)	165,878	2,362,302	1,194,994
Treasury stock, at cost	(90,058)	-	-	(84)	(90,142)
Accumulated other comprehensive loss,
net of tax	(350,652)	(29,486)	(348,848)	378,334	(350,652)
Total stockholders' equity	5,103,989	1,534,657	5,602,315	(7,137,056)	5,103,905
Total liabilities and stockholders' equity	$5,906,487	$1,688,472	$44,131,452	$(7,449,074)	$44,277,337

Condensed Consolidating Statement of Operations

	Year ended December 31, 2018
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$453,200	$-	$-	$(453,200)	$-
Loans	2,115	-	1,643,670	(49)	1,645,736
Money market investments	5,555	69	111,287	(5,623)	111,288
Investment securities	696	279	263,849	-	264,824
Total interest and dividend income	461,566	348	2,018,806	(458,872)	2,021,848
Interest expense:
Deposits	-	-	209,888	(5,623)	204,265
Short-term borrowings	-	49	7,210	(49)	7,210
Long-term debt	51,218	9,330	14,948	-	75,496
Total interest expense	51,218	9,379	232,046	(5,672)	286,971
Net interest income (expense)	410,348	(9,031)	1,786,760	(453,200)	1,734,877
Provision (reversal) for loan losses- non-covered loans	(251)	-	226,593	-	226,342
Provision for loan losses- covered loans	-	-	1,730	-	1,730
Net interest income (expense)
after provision for loan losses	410,599	(9,031)	1,558,437	(453,200)	1,506,805
Service charges on deposit accounts	-	-	150,677	-	150,677
Other service fees	-	-	260,730	(2,710)	258,020
Mortgage banking activities	-	-	52,802	-	52,802
Net loss, including impairment on equity securities	(777)	-	(1,268)	(36)	(2,081)
Net loss on trading account debt securities	-	-	(208)	-	(208)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	33	-	33
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(12,959)	-	(12,959)
FDIC loss-share income	-	-	94,725	-	94,725
Other operating income	15,751	737	95,037	(40)	111,485
Total non-interest income	14,974	737	639,569	(2,786)	652,494
Operating expenses:
Personnel costs	59,821	-	503,167	-	562,988
Net occupancy expenses	4,055	-	84,274	-	88,329
Equipment expenses	3,433	3	68,352	-	71,788
Other taxes	233	1	46,050	-	46,284
Professional fees	18,159	178	331,978	(471)	349,844
Communications	485	-	22,622	-	23,107
Business promotion	2,236	-	63,682	-	65,918
FDIC deposit insurance	-	-	27,757	-	27,757
Loss on early extinguishment of debt	12,522	-	-	-	12,522
Other real estate owned (OREO) expenses	-	-	23,338	-	23,338
Other operating expenses	(84,807)	80	227,463	(2,375)	140,361
Amortization of intangibles	41	-	9,285	-	9,326
Total operating expenses	16,178	262	1,407,968	(2,846)	1,421,562
Income (loss) before income tax
and equity in earnings of subsidiaries	409,395	(8,556)	790,038	(453,140)	737,737
Income tax expense	-	3,267	116,275	37	119,579
Income (loss) before equity in
earnings of subsidiaries	409,395	(11,823)	673,763	(453,177)	618,158
Equity in undistributed earnings of
subsidiaries	208,763	69,027	-	(277,790)	-
Net income	$618,158	$57,204	$673,763	$(730,967)	$618,158
Comprehensive income, net of tax	$540,836	$41,838	$597,768	$(639,606)	$540,836

Condensed Consolidating Statement of Operations

	Year ended December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$211,500	$-	$-	$(211,500)	$-
Loans	1,056	-	1,477,713	(4)	1,478,765
Money market investments	2,616	54	51,495	(2,670)	51,495
Investment securities	566	322	194,796	-	195,684
Total interest and dividend income	215,738	376	1,724,004	(214,174)	1,725,944
Interest expense:
Deposits	-	-	144,534	(2,670)	141,864
Short-term borrowings	-	-	5,728	(4)	5,724
Long-term debt	52,470	10,767	13,155	-	76,392
Total interest expense	52,470	10,767	163,417	(2,674)	223,980
Net interest income (expense)	163,268	(10,391)	1,560,587	(211,500)	1,501,964
Provision for loan losses- non-covered loans	403	-	325,234	(5,955)	319,682
Provision for loan losses- covered loans	-	-	5,742	-	5,742
Net interest income (expense) after provision
for loan losses	162,865	(10,391)	1,229,611	(205,545)	1,176,540
Service charges on deposit accounts	-	-	153,709	-	153,709
Other service fees	-	-	220,073	(2,806)	217,267
Mortgage banking activities	-	-	25,496	-	25,496
Net gain on sale of debt securities	-	-	83	-	83
Other-than-temporary impairment losses on
debt securities	-	-	(8,299)	-	(8,299)
Net gain on equity securities	-	-	251	-	251
Net profit (loss) on trading account debt securities	266	-	(1,110)	27	(817)
Net loss on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(420)	-	(420)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(22,377)	-	(22,377)
FDIC loss-share expense	-	-	(10,066)	-	(10,066)
Other operating income	11,847	921	51,598	(26)	64,340
Total non-interest income	12,113	921	408,938	(2,805)	419,167
Operating expenses:
Personnel costs	47,561	-	429,201	-	476,762
Net occupancy expenses	3,876	-	85,318	-	89,194
Equipment expenses	2,925	2	62,215	-	65,142
Other taxes	217	-	43,165	-	43,382
Professional fees	11,766	(427)	281,585	(436)	292,488
Communications	549	-	21,917	-	22,466
Business promotion	2,014	-	56,431	-	58,445
FDIC deposit insurance	-	-	26,392	-	26,392
Other real estate owned (OREO) expenses	42	-	48,498	-	48,540
Other operating expenses	(70,723)	51	197,935	(2,256)	125,007
Amortization of intangibles	-	-	9,378	-	9,378
Total operating expenses	(1,773)	(374)	1,262,035	(2,692)	1,257,196
Income (loss) before income tax and equity in
earnings of subsidiaries	176,751	(9,096)	376,514	(205,658)	338,511
Income tax (benefit) expense	-	(8,382)	236,944	2,268	230,830
Income (loss) before equity in earnings of subsidiaries	176,751	(714)	139,570	(207,926)	107,681
Equity in undistributed (losses) earnings of subsidiaries	(69,070)	(153,944)	-	223,014	-
Net income (loss)	$107,681	$(154,658)	$139,570	$15,088	$107,681
Comprehensive income (loss), net of tax	$77,315	$(162,195)	$108,663	$53,532	$77,315

Condensed Consolidating Statement of Operations

	Year ended December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$102,300	$-	$-	$(102,300)	$-
Loans	78	-	1,459,642	-	1,459,720
Money market investments	1,399	101	16,428	(1,500)	16,428
Investment securities	664	322	157,439	-	158,425
Total interest and dividend income	104,441	423	1,633,509	(103,800)	1,634,573
Interest Expense:
Deposits	-	-	129,077	(1,500)	127,577
Short-term borrowings	-	-	7,812	-	7,812
Long-term debt	52,470	10,769	13,890	-	77,129
Total interest expense	52,470	10,769	150,779	(1,500)	212,518
Net interest income (expense)	51,971	(10,346)	1,482,730	(102,300)	1,422,055
Provision (reversal) for loan losses- non-covered loans	(35)	-	171,161	-	171,126
Provision (reversal) for loan losses- covered loans	-	-	(1,110)	-	(1,110)
Net interest income (expense)
after provision for loan losses	52,006	(10,346)	1,312,679	(102,300)	1,252,039
Service charges on deposit accounts	-	-	160,836	-	160,836
Other service fees	-	-	237,342	(2,572)	234,770
Mortgage banking activities	-	-	56,538	-	56,538
Net gain on sale of debt securities	-	-	38	-	38
Othe-than-temporary impairment losses
on debt securities	-	-	(209)	-	(209)
Net gain on equity securities	1,767	-	157	-	1,924
Net profit (loss) on trading account debt securities	90	-	(831)	(44)	(785)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	8,245	-	8,245
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(17,285)	-	(17,285)
FDIC loss-share expense	-	-	(207,779)	-	(207,779)
Other operating income (loss)	12,352	(2,559)	51,903	(53)	61,643
Total non-interest income (loss)	14,209	(2,559)	288,955	(2,669)	297,936
Operating expenses:
Personnel costs	48,032	-	429,363	-	477,395
Net occupancy expenses	3,630	-	82,023	-	85,653
Equipment expenses	2,807	-	59,418	-	62,225
Other taxes	187	1	42,116	-	42,304
Professional fees	10,817	122	312,517	(413)	323,043
Communications	520	-	23,377	-	23,897
Business promotion	2,261	-	50,753	-	53,014
FDIC deposit insurance	-	-	24,512	-	24,512
Other real estate owned (OREO) expenses	52	-	47,067	-	47,119
Other operating expenses	(72,514)	60	175,147	(2,165)	100,528
Amortization of intangibles	-	-	12,144	-	12,144
Goodwill impairment charge	-	-	3,801	-	3,801
Total operating expenses	(4,208)	183	1,262,238	(2,578)	1,255,635
Income (loss) before income tax and
equity in earnings of subsidiaries	70,423	(13,088)	339,396	(102,391)	294,340
Income tax expense (benefit)	19	(4,581)	83,364	(18)	78,784
Income (loss) before equity in
earnings of subsidiaries	70,404	(8,507)	256,032	(102,373)	215,556
Equity in undistributed earnings
of subsidiaries	145,152	41,574	-	(186,726)	-
Income from continuing operations	215,556	$33,067	256,032	(289,099)	215,556
Income from discontinued operations, net of tax	-	-	1,135	-	1,135
Equity in undistributed earnings of
discontinued operations	1,135	1,135	-	(2,270)	-
Net Income	$216,691	$34,202	$257,167	$(291,369)	$216,691
Comprehensive income, net of tax	$153,291	$20,108	$195,118	$(215,226)	$153,291

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2018
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$618,158	$57,204	$673,763	$(730,967)	$618,158

Adjustments to reconcile net income to net
cash provided by (used in) operating activities:
Equity in earnings of subsidiaries,
net of dividends or distributions	(208,763)	(69,027)	-	277,790	-
Provision (reversal) for loan losses	(251)	-	228,323	-	228,072
Amortization of intangibles	41	-	9,285	-	9,326
Depreciation and amortization of premises and
equipment	743	-	52,557	-	53,300
Net accretion of discounts and amortization
of premiums and deferred fees	2,022	27	(89,203)	-	(87,154)
Share-based compensation	7,441	-	3,080	-	10,521
Impairment losses on long-lived assets	-	-	272	-	272
Fair value adjustments on mortgage servicing rights	-	-	8,477	-	8,477
FDIC loss-share income	-	-	(94,725)	-	(94,725)
Adjustments to indemnity reserves on
loans sold	-	-	12,959	-	12,959
Earnings from investments under the
equity method, net of dividends or distributions	(14,333)	(737)	(9,147)	-	(24,217)
Deferred income tax expense (benefit)	-	1,531	(13,888)	37	(12,320)
Loss (gain) on:
Disposition of premises and equipment and other
productive assets	22	-	15,962	-	15,984
Proceeds from insurance claims	-	-	(20,147)	-	(20,147)
Early extinguishment of debt	12,522	-	-	-	12,522
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(9,681)	-	(9,681)
Sale of foreclosed assets, including write-downs	-	-	6,833	-	6,833
Acquisitions of loans held-for-sale	-	-	(232,264)	-	(232,264)
Proceeds from sale of loans held-for-sale	-	-	66,687	-	66,687
Net originations on loans held-for-sale	-	-	(254,582)	-	(254,582)
Net decrease (increase) in:
Trading securities	-	-	458,548	(101)	458,447
Equity securities	(1,583)	-	(39)	-	(1,622)
Accrued income receivable	85	(4)	49,273	(66)	49,288
Other assets	(506)	(83)	264,482	948	264,841
Net (decrease) increase in:
Interest payable	(10,288)	(1,891)	2,327	66	(9,786)
Pension and other postretirement benefits
obligations	-	-	4,558	-	4,558
Other liabilities	8,059	(99)	(233,160)	(1,044)	(226,244)
Total adjustments	(204,789)	(70,283)	226,787	277,630	229,345
Net cash provided by (used in) operating activities	413,369	(13,079)	900,550	(453,337)	847,503

Cash flows from investing activities:
Net decrease (increase) in money market investments	70,000	(12,481)	1,083,515	(57,519)	1,083,515
Purchases of investment securities:
Available-for-sale	-	-	(10,050,165)	-	(10,050,165)
Equity	-	-	(13,208)	140	(13,068)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	6,946,209	-	6,946,209
Held-to-maturity	-	1,637	5,643	-	7,280
Proceeds from sale of investment securities:
Equity	-	-	24,209	-	24,209
Net repayments (disbursements) on loans	536	-	(7,201)	-	(6,665)
Proceeds from sale of loans	-	-	29,669	-	29,669
Acquisition of loan portfolios	-	-	(601,550)	-	(601,550)
Net payments (to) from FDIC under loss-sharing
agreements	-	-	(25,012)	-	(25,012)
Payments to acquire businesses, net of cash acquired	-	-	(1,843,333)	-	(1,843,333)
Return of capital from equity method investments	-	5,963	(1,873)	-	4,090
Capital contribution to subsidiary	(87,000)	-	-	87,000	-
Return of capital from wholly-owned subsidiaries	13,000	-	-	(13,000)	-
Acquisition of premises and equipment	(1,099)	-	(79,450)	-	(80,549)
Proceeds from insurance claims	-	-	20,147	-	20,147
Proceeds from sale of:
Premises and equipment and other productive assets	293	-	8,892	-	9,185
Foreclosed assets	-	-	105,371	-	105,371
Net cash used in investing activities	(4,270)	(4,881)	(4,398,137)	16,621	(4,390,667)

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	4,221,975	37,676	4,259,651
Assets sold under agreements to repurchase	-	-	(109,391)	-	(109,391)
Other short-term borrowings	-	-	(96,167)	-	(96,167)
Payments of notes payable	(448,518)	(54,502)	(252,946)	-	(755,966)
Payments of debt extinguishment	(12,522)	-	-	-	(12,522)
Proceeds from issuance of notes payable	293,819	-	180,000	-	473,819
Proceeds from issuance of common stock	11,653	-	(4,385)	-	7,268
Dividends paid to parent company	-	-	(453,200)	453,200	-
Dividends paid	(105,441)	-	-	-	(105,441)
Net payments for repurchase of common stock	(125,731)	-	471	(4)	(125,264)
Return of capital to parent company	-	-	(13,000)	13,000	-
Capital contribution from parent	-	72,000	15,000	(87,000)	-
Payments related to tax withholding for
share-based compensation	(2,201)	-	-	-	(2,201)
Net cash (used in) provided by financing activities	(388,941)	17,498	3,488,357	416,872	3,533,786
Net increase (decrease) in cash and due from banks, and restricted cash	20,158	(462)	(9,230)	(19,844)	(9,378)
Cash and due from banks, and restricted cash at beginning of period	48,120	462	412,225	(48,178)	412,629
Cash and due from banks, and restricted cash at end of period	$68,278	$-	$402,995	$(68,022)	$403,251

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$107,681	$(154,658)	$139,570	$15,088	$107,681

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in earnings of subsidiaries,
net of dividends or distributions	69,070	153,944	-	(223,014)	-
Provision for loan losses	403	-	325,021	-	325,424
Amortization of intangibles	-	-	9,378	-	9,378
Depreciation and amortization of premises and
equipment	649	-	47,715	-	48,364
Net accretion of discounts and amortization
of premiums and deferred fees	2,086	27	(24,423)	-	(22,310)
Impairment losses on long-lived assets	-	-	4,784	-	4,784
Other-than-temporary impairment on debt securities	-	-	8,299	-	8,299
Fair value adjustments on mortgage servicing rights	-	-	36,519	-	36,519
FDIC loss-share expense	-	-	10,066	-	10,066
Adjustments (expense) to indemnity reserves on
loans sold	-	-	22,377	-	22,377
Earnings from investments under the
equity method, net of dividends or distributions	(7,765)	(921)	(9,561)	-	(18,247)
Deferred income tax (benefit) expense	-	(8,382)	215,864	(54)	207,428
(Gain) loss on:
Disposition of premises and equipment and
other productive assets	(8)	-	4,289	-	4,281
Sale and valuation adjustments of debt
securities	-	-	(83)	-	(83)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(16,670)	-	(16,670)
Sale of foreclosed assets, including write-downs	42	-	21,673	-	21,715
Acquisitions of loans held-for-sale	-	-	(244,385)	-	(244,385)
Proceeds from sale of loans held-for-sale	-	-	69,464	-	69,464
Net originations on loans held-for-sale	-	-	(315,522)	-	(315,522)
Net decrease (increase) in:
Trading debt securities	-	-	503,108	-	503,108
Equity securities	(1,346)	-	108	(31)	(1,269)
Accrued income receivable	(748)	26	(75,201)	121	(75,802)
Other assets	8,761	-	(76,727)	2,122	(65,844)
Net increase (decrease) in:
Interest payable	-	-	2,670	(121)	2,549
Pension and other postretirement benefits
obligations	-	-	(13,100)	-	(13,100)
Other liabilities	3,230	(758)	25,466	341	28,279
Total adjustments	74,374	143,936	531,129	(220,636)	528,803
Net cash provided by (used in) operating activities	182,055	(10,722)	670,699	(205,548)	636,484

Cash flows from investing activities:
Net decrease (increase) in money market investments	6,000	10,455	(2,365,132)	(18,255)	(2,366,932)
Purchases of investment securities:
Available-for-sale	-	-	(4,139,650)	-	(4,139,650)
Equity	-	-	(29,672)	-	(29,672)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	2,023,295	-	2,023,295
Held-to-maturity	-	-	6,232	-	6,232
Proceeds from sale of investment securities:
Available for sale	-	-	14,423	-	14,423
Equity	-	-	30,250	-	30,250
Net repayments (disbursements) on loans	181	-	(398,857)	-	(398,676)
Proceeds from sale of loans	-	-	38,279	(37,864)	415
Acquisition of loan portfolios	(31,909)	-	(541,489)	37,864	(535,534)
Acquisition of trademark	(5,560)	-	5,560	-	-
Net payments (to) from FDIC under loss-sharing
agreements	-	-	(7,679)	-	(7,679)
Return of capital from equity method investments	-	138	8,056	-	8,194
Capital contribution to subsidiary	(5,955)	-	5,955	-	-
Return of capital from wholly-owned subsidiaries	22,400	10,400	-	(32,800)	-
Acquisition of premises and equipment	(965)	-	(61,732)	-	(62,697)
Proceeds from sale of:
Premises and equipment and other productive assets	23	-	9,730	-	9,753
Foreclosed assets	38	-	96,502	-	96,540
Net cash (used in) provided by investing activities	(15,747)	20,993	(5,305,929)	(51,055)	(5,351,738)

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	4,935,948	18,157	4,954,105
Assets sold under agreements to repurchase	-	-	(88,505)	-	(88,505)
Other short-term borrowings	-	-	95,008	-	95,008
Payments of notes payable	-	-	(95,607)	-	(95,607)
Proceeds from issuance of notes payable	-	-	55,000	-	55,000
Proceeds from issuance of common stock	7,016	-	-	-	7,016
Dividends paid to parent company	-	-	(211,500)	211,500	-
Dividends paid	(95,910)	-	-	-	(95,910)
Net payments for repurchase of common stock	(75,668)	-	-	4	(75,664)
Return of capital to parent company	-	(10,400)	(22,400)	32,800	-
Capital contribution from parent	-	-	5,955	(5,955)	-
Payments related to tax withholding for
share-based compensation	(1,756)	-	-	-	(1,756)
Net cash (used in) provided by financing activities	(166,318)	(10,400)	4,673,899	256,506	4,753,687
Net (decrease) increase in cash and due from banks,
and restricted cash	(10)	(129)	38,669	(97)	38,433
Cash and due from banks, and restricted cash at beginning
of period	48,130	591	373,556	(48,081)	374,196
Cash and due from banks, and restricted cash
at end of period	$48,120	$462	$412,225	$(48,178)	$412,629

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$216,691	$34,202	$257,167	$(291,369)	$216,691

Adjustments to reconcile net income to net
cash provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries,
net of dividends or distributions	(146,287)	(42,709)	-	188,996	-
Provision (reversal) for loan losses	(35)	-	170,051	-	170,016
Goodwill impairment losses	-	-	3,801	-	3,801
Amortization of intangibles	-	-	12,144	-	12,144
Depreciation and amortization of premises and
equipment	654	-	46,220	-	46,874
Net accretion of discounts and amortization
of premiums and deferred fees	2,087	28	(42,901)	-	(40,786)
Other-than-temporary impairment on debt securities	-	-	209	-	209
Fair value adjustments on mortgage servicing rights	-	-	25,336	-	25,336
FDIC loss share expense	-	-	207,779	-	207,779
Adjustments (expense) to indemnity reserves on
loans sold	-	-	17,285	-	17,285
(Earnings) losses from investments under the
equity method, net of dividends or distributions	(7,572)	2,559	(9,392)	-	(14,405)
Deferred income tax expense (benefit)	19	(4,581)	66,154	(18)	61,574
(Gain) loss on:
Disposition of premises and equipment
and other productive assets	(2)	-	4,096	-	4,094
Sale and valuation adjustments of debt securities	-	-	(39)	-	(39)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(35,517)	-	(35,517)
Sale of foreclosed assets, including write-downs	52	-	19,305	-	19,357
Acquisitions of loans held-for-sale	-	-	(310,217)	-	(310,217)
Proceeds from sale of loans held-for-sale	-	-	89,887	-	89,887
Net originations on loans held-for-sale	-	-	(510,783)	-	(510,783)
Net decrease (increase) in:
Trading debt securities	-	-	754,478	-	754,478
Equity securities	(524)	-	8,878	133	8,487
Accrued income receivable	(27)	(23)	(13,812)	54	(13,808)
Other assets	(867)	(3)	(43,288)	(2,972)	(47,130)
Net increase (decrease) in:
Interest payable	-	-	219	(54)	165
Pension and other postretirement benefits
obligations	-	-	(55,678)	-	(55,678)
Other liabilities	(3,854)	(624)	(11,781)	3,018	(13,241)
Total adjustments	(156,356)	(45,353)	392,434	189,157	379,882
Net cash provided by (used in) operating activities	60,335	(11,151)	649,601	(102,212)	596,573

Cash flows from investing activities:
Net increase (decrease) in money market investments	10,008	10,668	(715,346)	(18,868)	(713,538)
Purchases of investment securities:
Available-for-sale	-	-	(3,407,779)	-	(3,407,779)
Equity	-	-	(14,130)	-	(14,130)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,227,966	-	1,227,966
Held-to-maturity	-	-	4,588	-	4,588
Equity	-	-	9,539	-	9,539
Proceeds from sale of investment securities:
Available-for-sale	-	-	4,815	-	4,815
Net repayments (disbursements) on loans	35	-	(267,240)	-	(267,205)
Proceeds from sale of loans	-	-	141,363	-	141,363
Acquisition of loan portfolios	-	-	(535,445)	-	(535,445)
Net payments (to) from FDIC under loss-sharing
agreements	-	-	98,518	-	98,518
Return of capital from equity method investments	315	474	4,059	-	4,848
Return of capital from wholly-owned subsidiaries	14,000	-	-	(14,000)	-
Acquisition of premises and equipment	(953)	-	(99,367)	-	(100,320)
Proceeds from sale of:
Premises and equipment and other productive assets	56	-	8,841	-	8,897
Foreclosed assets	434	-	82,923	-	83,357
Net cash provided by (used in) investing activities	23,895	11,142	(3,456,695)	(32,868)	(3,454,526)

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	3,290,797	(4,369)	3,286,428
Assets sold under agreements to repurchase	-	-	(282,719)	-	(282,719)
Payments of notes payable	-	-	(254,816)	-	(254,816)
Proceeds from issuance of notes payable	-	-	165,047	-	165,047
Proceeds from issuance of common stock	7,437	-	-	-	7,437
Dividends paid to parent company	-	-	(102,300)	102,300	-
Dividends paid	(65,932)	-	-	-	(65,932)
Net payments for repurchase of common stock	(475)	-	-	(88)	(563)
Return of capital to parent company	-	-	(14,000)	14,000	-
Payments related to tax withholding for
share-based compensation	(1,623)	-	-	-	(1,623)
Net cash (used in) provided by financing activities	(60,593)	-	2,802,009	111,843	2,853,259
Net increase (decrease) in cash and due from banks,
and restricted cash	23,637	(9)	(5,085)	(23,237)	(4,694)
Cash and due from banks, and restricted cash at beginning
of period	24,493	600	378,641	(24,844)	378,890
Cash and due from banks, and restricted cash at end of period	$48,130	$591	$373,556	$(48,081)	$374,196
The Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2016 includes the cash flows from operating, investing and financing activities associated with discontinued operations.